Document and Entity Information	Jan. 23, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 23, 2024
Entity Registrant Name	NATIONAL BANKSHARES, INC.
Entity Incorporation State Country Code	VA
Entity File Number	0-15204
Entity Tax Identification Number	54-1375874
Entity Address Address Line 1	101 Hubbard Street
Entity Address City Or Town	Blacksburg
Entity Address State Or Province	VA
Entity Address Postal Zip Code	24060
City Area Code	540
Local Phone Number	951-6300
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	NKSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000796534